Lease Liabilities - Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Operating lease liabilities, current	$ 277	$ 290
Operating lease liabilities long-term	378	588
Total operating lease liabilities	$ 655	$ 878
Weighted Average of Remaining Lease Term	2 years 6 months 7 days	3 years 3 months 29 days
Weighted-average discount rate - operating leases	9.92%	9.60%